Income tax - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 20,591	$ 18,608
Property, plant and equipment[Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	48	66
Share issuance costs [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	18	26
Investment in associate [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	275	275
Accounts Payables And Accrued Liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	467	4
Lease Liability [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	8	2
Capital losses [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2,476	2,476
Non-capital losses carried forward [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	17,299	15,035
Foreign tax credits [Member]
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 0	$ 724